Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Eos SENOLYTIXS Inc [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] Eos SENOLYTIXS Inc [Member]	Common Stock [Member]	Common Stock [Member] Eos SENOLYTIXS Inc [Member]	Common Stock [Member] Common Class B [Member] Eos SENOLYTIXS Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Eos SENOLYTIXS Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Eos SENOLYTIXS Inc [Member]	Series A Preferred Stock [Member] Eos SENOLYTIXS Inc [Member]	Total		Eos SENOLYTIXS Inc [Member]
Balance at Dec. 31, 2023										$ 305,592,000		$ (287,597,000)			$ 17,995,000
Balance, shares at Dec. 31, 2023							3,652,285
Stock-based compensation expense										511,000					511,000
Net loss												(9,559,000)			(9,559,000)	[1]
Balance at Dec. 31, 2024						$ 40			$ 10	306,103,000	$ 76,845	(297,156,000)	$ (76,895)		8,947,000
Balance, shares at Dec. 31, 2024						4,000,000	3,652,285		1,000,000
Balance at Oct. 14, 2024
Balance, shares at Oct. 14, 2024
Stock-based compensation expense											10						10
Net loss													(76,895)				(76,895)
Issuance of Preferred stock						$ 40					(40)
Issuance of Preferred stock, shares						4,000,000
Issuance of class B common stock in connection with stockholders’ agreement									$ 10		(10)
Issuance of class B common stock in connection with stockholders' agreement, shares									1,000,000
Expenses paid by parent on behalf of Company											76,885						76,885
Balance at Dec. 31, 2024						$ 40			$ 10	306,103,000	76,845	(297,156,000)	(76,895)		8,947,000
Balance, shares at Dec. 31, 2024						4,000,000	3,652,285		1,000,000
Stock-based compensation expense										8,000	86				8,000		86
Net loss												(1,808,000)	(78,761)		(1,808,000)		(78,761)
Expenses paid by parent on behalf of Company											78,675						78,675
Balance at Mar. 31, 2025						$ 40			$ 10	306,111,000	155,606	(298,964,000)	(155,656)		7,147,000
Balance, shares at Mar. 31, 2025						4,000,000	3,652,285		1,000,000
Balance at Dec. 31, 2024						$ 40			$ 10	306,103,000	76,845	(297,156,000)	(76,895)		8,947,000
Balance, shares at Dec. 31, 2024						4,000,000	3,652,285		1,000,000
Net loss															(3,357,000)		(136,222)
Balance at Jun. 30, 2025						$ 40			$ 10	306,117,000	213,067	(300,513,000)	(213,117)		5,604,000
Balance, shares at Jun. 30, 2025						4,000,000	3,652,285		1,000,000
Balance at Dec. 31, 2024						$ 40			$ 10	306,103,000	76,845	(297,156,000)	(76,895)		8,947,000
Balance, shares at Dec. 31, 2024						4,000,000	3,652,285		1,000,000
Stock-based compensation expense										25,000	345				25,000		345
Net loss												(5,162,000)	(253,020)		(5,162,000)	[1]	(253,020)
Expenses paid by parent on behalf of Company											234,675						234,675
Balance at Dec. 31, 2025						$ 40			$ 10	306,128,000	311,865	(302,318,000)	(329,915)		3,810,000		(18,000)
Balance, shares at Dec. 31, 2025						4,000,000	3,652,285		1,000,000
Balance at Mar. 31, 2025						$ 40			$ 10	306,111,000	155,606	(298,964,000)	(155,656)		7,147,000
Balance, shares at Mar. 31, 2025						4,000,000	3,652,285		1,000,000
Stock-based compensation expense										6,000	86				6,000		86
Net loss												(1,549,000)	(57,461)		(1,549,000)		(57,461)
Expenses paid by parent on behalf of Company											57,375						57,375
Balance at Jun. 30, 2025						$ 40			$ 10	306,117,000	213,067	(300,513,000)	(213,117)		5,604,000
Balance, shares at Jun. 30, 2025						4,000,000	3,652,285		1,000,000
Balance at Dec. 31, 2025						$ 40			$ 10	306,128,000	311,865	(302,318,000)	(329,915)		3,810,000		(18,000)
Balance, shares at Dec. 31, 2025						4,000,000	3,652,285		1,000,000
Stock-based compensation expense										3,000	7,455				3,000		7,455
Net loss												(1,172,000)	(582,432)		(1,172,000)		(582,432)
Issuance of Preferred stock				$ 950,000											950,000
Issuance of Preferred stock, shares
Expenses paid by parent on behalf of Company											325,126						325,126
Balance at Mar. 31, 2026				$ 950,000		$ 40			$ 10	306,131,000	644,446	(303,490,000)	(912,347)		3,591,000		(267,851)
Balance, shares at Mar. 31, 2026						4,000,000	3,652,285		1,000,000
Balance at Dec. 31, 2025						$ 40			$ 10	306,128,000	311,865	(302,318,000)	(329,915)		3,810,000		(18,000)
Balance, shares at Dec. 31, 2025						4,000,000	3,652,285		1,000,000
Net loss															(2,208,000)		(3,579,721)
Issuance of Preferred stock								$ 100,000,000									100,000,000
Issuance of class B common stock in connection with stockholders’ agreement														$ 600,000
Issuance of class B common stock in connection with stockholders' agreement, shares														35,293
Balance at Jun. 30, 2026				$ 966,000		$ 40			$ 10	306,117,000	784,316	(304,526,000)	(3,909,636)		2,557,000		(3,125,270)
Balance, shares at Jun. 30, 2026		8,823		1,000		4,000,000	3,652,285		1,000,000
Balance at Mar. 31, 2026				$ 950,000		$ 40			$ 10	306,131,000	644,446	(303,490,000)	(912,347)		3,591,000		(267,851)
Balance, shares at Mar. 31, 2026						4,000,000	3,652,285		1,000,000
Stock-based compensation expense										2,000	32,848				2,000		32,848
Net loss												(1,036,000)	(2,997,289)		(1,036,000)		(2,997,289)
Issuance of Preferred stock
Issuance of Preferred stock, shares		8,823
Issuance of class B common stock in connection with stockholders’ agreement
Issuance of class B common stock in connection with stockholders' agreement, shares				1,000
Accrued dividend				$ 16,000						(16,000)
Expenses paid by parent on behalf of Company											107,022						107,022
Balance at Jun. 30, 2026				$ 966,000		$ 40			$ 10	$ 306,117,000	$ 784,316	$ (304,526,000)	$ (3,909,636)		$ 2,557,000		$ (3,125,270)
Balance, shares at Jun. 30, 2026		8,823		1,000		4,000,000	3,652,285		1,000,000

[1]	The dollar amounts reported represent the amount of net loss, in thousands, reflected in Pulmatrix’s consolidated audited financial statements for each applicable year.